Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and other receivables
Prepayments and other receivables

	December 31,
	2020	2019
	(USD in thousands)
VAT receivables	$376	$75
Prepayments	1,175	451
Prepayments to clinical research organizations	418	17
Other receivables	2	32
Total prepayments and other receivables	$1,971	$575